ACCOUNT RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
ACCOUNT RECEIVABLES
NOTE 7 - ACCOUNT RECEIVABLES

As of March 31, 2021, account receivables consist of the following:

	March 31, 2021	December 31, 2020
Services fee receivable	$2,880,285	2,609,520
	2,880,285	2,609,520

Account receivables-Third parties is related to the services fee receivable from third party customers.

As of December 31, 2020, account receivables consist of the following:

	December 31, 2020	December 31, 2019
Account Receivables	$2,609,520	-

Account receivables-Third parties is related to the services fee receivable from a third party customer.